RBC BlueBay Emerging Market Corporate Bond Fund

RBC FUNDS TRUST

RBC BlueBay Emerging Market Corporate Bond Fund
RBC BlueBay Global High Yield Bond Fund
(each, a "Fund" and collectively, the "Funds")

Supplement dated August 3, 2015 to the RBC BlueBay Funds Prospectus dated January 28, 2015,
(the "BlueBay Prospectus")

This Supplement provides additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

I.

The Funds' Board of Trustees has approved an increase of the contractual fee waivers on the advisory fees, which is intended to lower the Funds' net expense levels and thereby make the Funds more competitively priced.

Effective August 3, 2015, the annual operating expense limits are amended to require that the Advisor waive additional advisory fees and/or bear additional Fund expenses, in addition to the amounts previously agreed to be waived or paid, in an incremental additional annual amount of 42.5 basis points for the RBC BlueBay Emerging Market Corporate Bond Fund and 35 basis points for the RBC BlueBay Global High Yield Bond Fund.

To reflect these changes, the Prospectus is hereby amended as follows:

1.

With respect to the RBC BlueBay Emerging Market Corporate Bond Fund in the BlueBay Prospectus in the "Fund Summary" section, the "Fees and Expenses of the Fund" table and accompanying footnotes on page 9 and the "Example" table and accompanying introductory paragraph on page 9 are deleted in their entirety and replaced with the following:

RBC BlueBay Emerging Market Corporate Bond Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - {RBC BlueBay Emerging Market Corporate Bond Fund} - RBC BlueBay Emerging Market Corporate Bond Fund		Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		4.25%	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	[1]	none	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)		2.00%	2.00%
[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - {RBC BlueBay Emerging Market Corporate Bond Fund} - RBC BlueBay Emerging Market Corporate Bond Fund		Class A	Class I
Management Fees	[1]	0.85%	0.85%
Distribution and Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1]	55.16%	0.83%
Total Annual Fund Operating Expenses	[1]	56.26%	1.68%
Fee Waiver and/or Expense Reimbursement	[1],[2]	(55.435%)	(1.105%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	0.825%	0.575%
[1]	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual advisory fee rate and operating expense limit that became effective on October 1, 2014.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 0.575% of the Fund's average daily net assets. This expense limitation agreement will remain in place until October 31, 2017 and may not be terminated by the Advisor prior to that date.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first three years only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - {RBC BlueBay Emerging Market Corporate Bond Fund} - RBC BlueBay Emerging Market Corporate Bond Fund - USD ($)	Class A	Class I
One Year	506	59
Three Years	6,713	421
Five Years	8,188	808
Ten Years	8,635	1,894